CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 271,809	$ 267,668
Accounts receivable, net	9,931	5,635
Inventories	24,511	16,099
Prepaid expenses	1,915	1,312
Due from related parties	$ 51,431	$ 34,002
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Other current assets	$ 142,173	$ 47,805
Total current assets	501,770	372,521
NON-CURRENT ASSETS
Fixed assets at cost, net of accumulated depreciation of $ 1,311,689 (2022: $1,182,402)	2,746,541	2,721,494
Advances for vessels under construction	301,916	190,736
Deferred charges, net	38,012	25,554
Investments in affiliates	270
Other non-current assets	72,627	89,923
Total non-current assets	3,159,366	3,027,707
Total assets	3,661,136	3,400,228
CURRENT LIABILITIES
Accounts payable	22,820	24,505
Accrued liabilities	20,458	21,362
Current portion of long-term debt, net	21,300	27,500
Current portion of long-term leaseback obligation, net		27,469
Unearned revenue	63,823	111,149
Other current liabilities	39,759	16,422
Total current liabilities	168,160	228,407
LONG-TERM LIABILITIES
Long-term debt, net	382,874	402,440
Long-term leaseback obligation, net of current portion		44,542
Unearned revenue, net of current portion	60,134	111,564
Other long-term liabilities	33,651	52,861
Total long-term liabilities	476,659	611,407
Total liabilities	644,819	839,814
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of December 31, 2023 and December 31, 2022)
Common stock (par value $0.01, 750,000,000 common shares authorized as of December 31, 2023 and December 31, 2022. 25,355,962 and 25,155,928 shares issued; and 19,418,696 and 20,349,702 shares outstanding as of December 31, 2023 and December 31, 2022, respectively)	194	203
Additional paid-in capital	690,190	748,109
Accumulated other comprehensive loss	(75,979)	(74,209)
Retained earnings	2,401,912	1,886,311
Total stockholders' equity	3,016,317	2,560,414
Total liabilities and stockholders' equity	$ 3,661,136	$ 3,400,228